Schedule of loss per share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Loss for the year for the purpose of basic and diluted loss per share	$ (3,157,133)	$ (2,064,334)
Weighted average number of ordinary shares for the purpose of basic loss per share - post-recapitalization	100,424,932	100,000,000
Weighted average number of ordinary shares for the purpose of diluted loss per share - post-recapitalization	100,424,932	100,000,000